Note 11. Stockholders' Equity: Schedule of Stock Options Outstanding and Exercisable (Details) - Fixed Plan and Non Plan Options - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number Outstanding	3,415,000	3,415,000
Number of Exercisable Options	3,415,000	3,415,000
$.19
Number Outstanding	2,000,000	2,000,000
Options Outstanding, Weighted Average Remaining Contractual Life (Yrs)	1 year 2 months 12 days	2 months 12 days
Outstanding Options, Weighted Average Exercise Price	$ 0.19	$ 0.19
Number of Exercisable Options	2,000,000	2,000,000
Exercisable Options, Weighted Average Exercise Price	$ 0.19	$ 0.19
$.30
Number Outstanding	750,000	750,000
Options Outstanding, Weighted Average Remaining Contractual Life (Yrs)	1 year 2 months 12 days	2 months 12 days
Outstanding Options, Weighted Average Exercise Price	$ 0.30	$ 0.30
Number of Exercisable Options	750,000	750,000
Exercisable Options, Weighted Average Exercise Price	$ 0.30	$ 0.30
$.75
Number Outstanding	215,000	215,000
Options Outstanding, Weighted Average Remaining Contractual Life (Yrs)	1 year 2 months 12 days	2 months 12 days
Outstanding Options, Weighted Average Exercise Price	$ 0.75	$ 0.75
Number of Exercisable Options	215,000	215,000
Exercisable Options, Weighted Average Exercise Price	$ 0.75	$ 0.75
$1.25
Number Outstanding	150,000	150,000
Options Outstanding, Weighted Average Remaining Contractual Life (Yrs)	1 year 2 months 12 days	2 months 12 days
Outstanding Options, Weighted Average Exercise Price	$ 1.25	$ 1.25
Number of Exercisable Options	150,000	150,000
Exercisable Options, Weighted Average Exercise Price	$ 1.25	$ 1.25
$1.75
Number Outstanding	300,000	300,000
Outstanding Options, Weighted Average Exercise Price	$ 1.75	$ 1.75
Number of Exercisable Options	300,000	300,000
Exercisable Options, Weighted Average Exercise Price	$ 1.75	$ 1.75